Colombian Investment And Cooperation Agreement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 19, 2009 years
Colombian Investment And Cooperation Agreement [Abstract]
Investment and Cooperation Agreement funding, Colombian Governments					$ 200
Investment and Cooperation Agreement funding period, Colombian Governments (in years)					20
Investment and Cooperation Agreement, termination date					2028
Investment and Cooperation Agreement, pre-tax charge	135	135
Discounted liabilities associated with the Columbian Investment and Corporation Agreement			$ 79	$ 82